Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Current assets:
Cash and cash equivalents		₨ 147,167.5	$ 2,258.0	₨ 139,867.6	$ 2,146.0	₨ 171,536.1	₨ 197,430.9
Short-term deposits		193,615.7	2,970.7	218,927.6
Finance receivables		84,016.5	1,289.1	68,101.2
Trade receivables		198,933.0	3,052.3	140,755.5
Investments		146,637.5	2,249.9	150,411.5
Other financial assets		58,443.6	896.7	24,647.5
Inventories		424,296.2	6,510.1	352,953.8
Other current assets		76,625.5	1,175.7	65,439.9
Current income tax assets		2,087.4	32.0	2,231.8
Investments in equity accounted investees (held for sale)		4,973.5	76.3
Assets classified as held for sale		25,851.9	396.7
Total current assets		1,362,648.3	20,907.5	1,163,336.4
Non-current assets:
Finance receivables		154,973.2	2,377.8	107,531.3
Investments		7,576.5	116.3	6,868.2
Other financial assets		50,592.8	776.3	36,647.7
Property, plant and equipment		850,444.1	13,048.6	651,199.4
Goodwill		1,164.5	17.9	6,733.2	$ 103.3	7,598.0
Intangible assets		685,167.9	10,512.7	571,513.8
Investments in equity accounted investees		48,878.9	750.0	46,060.1
Non-current income tax assets		8,999.0	138.1	9,723.1
Deferred income taxes		41,064.6	630.1	44,221.7		39,575.9
Other non-current assets		24,427.4	374.8	22,811.1
Total non-current assets		1,873,288.9	28,742.6	1,503,309.6
Total assets		3,235,937.2	49,650.1	2,666,646.0
Current liabilities:
Accounts payable		804,601.6	12,345.2	610,201.4
Acceptances		49,013.4	752.0	48,342.4
Short-term borrowings and current portion of long-term debt		277,287.4	4,254.5	179,526.7
Other financial liabilities		119,118.6	1,827.7	182,202.0
Provisions		79,418.5	1,218.5	58,082.7
Other current liabilities		72,050.7	1,105.5	60,605.2
Current income tax liabilities		15,590.7	239.2	13,925.8
Liabilities directly associated with Assets classified as held for sale		10,701.8	164.2
Total current liabilities		1,427,782.7	21,906.8	1,152,886.2
Non-current liabilities:
Long-term debt		611,419.4	9,381.2	605,644.5
Other financial liabilities		27,887.4	427.9	114,664.3
Deferred income taxes		61,257.8	939.9	11,806.4		43,441.4
Provisions		109,493.3	1,680.0	90,025.1
Other liabilities		84,149.3	1,291.1	152,777.3
Total non-current liabilities		894,207.2	13,720.1	974,917.6
Total liabilities		2,321,989.9	35,626.9	2,127,803.8
Equity:
Additional paid-in capital		261,303.4	4,009.3	261,303.4
Reserves	[1]	634,764.4	9,739.6	529,009.9
Other components of equity		5,729.8	87.9	(262,908.5)		(38,648.8)
Equity attributable to shareholders of Tata Motors Limited		908,589.8	13,941.0	534,197.0
Non-controlling interests		5,357.5	82.2	4,645.2
Total equity		913,947.3	14,023.2	538,842.2		768,036.7	539,351.8
Total liabilities and equity		3,235,937.2	49,650.1	2,666,646.0
Ordinary shares [Member]
Equity:
Ordinary shares		5,775.2	88.6	5,775.2		5,774.8	5,473.8
'A' Ordinary shares [Member]
Equity:
Ordinary shares		₨ 1,017.0	$ 15.6	₨ 1,017.0		₨ 1,017.0	₨ 964.0

[1]	Includes other comprehensive income relating to assets classified as held for sale amounting to Rs. 125.9 million as at March 31, 2018.